FINANCIAL RISK MANAGEMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS
Schedule Of Undiscounted Cash Flows Of Financial Liabilities
	0 to 6 months	6 to 12 months	Total
Accounts payable and accrued liabilities
As at December 31, 2021	$2,502,139	$-	$2,502,139
As at December 31, 2020	$1,759,163	$-	$1,759,163
As at December 31, 2019	$2,502,139	$-	$2,420,392